Financial Debt - Schedule of Financial Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [Line Items]
Current	[1]	$ 2,902.8	$ 2,782.1	$ 96.5
Non- current	[1]	52.3	66.7	2,787.6
Aggregate outstanding principal amount of notes		2,955.3	2,850.4	2,884.8
High yield bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Current		1,573.9	8.3
Non- current			1,421.8
Aggregate outstanding principal amount of notes		1,573.9	1,430.1	1,438.4
Convertible Bonds [Member]
Disclosure of detailed information about borrowings [Line Items]
Current		396.0
Non- current			332.9
Aggregate outstanding principal amount of notes		396.0	332.9	329.0
Term loan [member]
Disclosure of detailed information about borrowings [Line Items]
Current		337.4	1.0
Non- current			331.8
Aggregate outstanding principal amount of notes		337.4	332.8	334.6
Credit facility [member]
Disclosure of detailed information about borrowings [Line Items]
Current		470.5	13.5
Non- current			535.4
Aggregate outstanding principal amount of notes		470.5	548.9	540.1
Bank loans and other loans [member]
Disclosure of detailed information about borrowings [Line Items]
Current		4.6	34.1
Non- current			60.1
Aggregate outstanding principal amount of notes		4.6	94.2	131.1
Finance lease debt [member]
Disclosure of detailed information about borrowings [Line Items]
Current		5.8	8.9
Non- current		52.3	66.7
Aggregate outstanding principal amount of notes		58.1	75.6	86.1
Financial debt excluding accrued interests [member]
Disclosure of detailed information about borrowings [Line Items]
Current		2,788.2	65.8
Non- current		52.3	2,748.7
Aggregate outstanding principal amount of notes		2,840.5	2,814.5	2,859.3
Accrued Interest [Member]
Disclosure of detailed information about borrowings [Line Items]
Current		114.6	34.3
Aggregate outstanding principal amount of notes		114.6	34.3	24.8
Financial Debt [Member]
Disclosure of detailed information about borrowings [Line Items]
Current		2,902.8	100.1
Non- current		52.3	2,748.7
Aggregate outstanding principal amount of notes		2,955.1	2,848.8	2,884.1
Bank Overdraft [Member]
Disclosure of detailed information about borrowings [Line Items]
Current		0.2	1.6
Aggregate outstanding principal amount of notes		0.2	1.6	0.7
Gross financial debt [member]
Disclosure of detailed information about borrowings [Line Items]
Current		2,903.0	101.7
Non- current		52.3	2,748.7
Aggregate outstanding principal amount of notes		$ 2,955.3	$ 2,850.4	$ 2,884.8

[1]	On completion of the financial restructuring on February 21, 2018, the financial debt decreased from US$2,955 million as of December 31, 2017 down to US$1,205 million, out of which US$10 million are current and US$1,195 million are non-current. See note 2 and 13.